EQUITY - Series G Preferred Shares (Details) - Series G convertible preferred shares - USD ($) $ / shares in Units, $ in Thousands	May 20, 2024	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Item]
Preferred shares, issued	12,800	12,800	12,800
Fair value of shares	$ 1,996
Convertible preferred shares issued	7,111
Conversion price	$ 1